Schedule of noncash assets and liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Change In Non-cash Assets And Liabilities
Trade and other receivables	$ 4,245	$ (6,128)
Prepaid expenses and deposits	6,481	(5,616)
Other long-term liabilities	(171)
Contract assets	(164)	(510)
Inventories	(12,372)	(2,352)
Trade and other payables	5	3,021
Contract liabilities	(3,471)	960
Noncash working capital	$ (5,447)	$ (10,625)